As filed with the Securities and Exchange Commission on October 8, 1999
                                                       Registration No. 33-13954
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                  Post-Effective Amendment No. 25            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                       Amendment No. 26                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

      Registrant's Telephone Number, including Area Code:  (949) 219-6767

                            Robin Yonis Sandlaufer
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________


It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [_] on May 1, 1999 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-99-000626, as filed on April 9, 1999, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 24 to the Registrant's Registration
Statement on Form N-1A, Accession No. 0001017062-99-000626, as filed on April
9, 1999, and incorporated by reference herein.)
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
                                         SUPPLEMENT DATED DECEMBER 15, 1999 TO THE
                                    PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 1999

                                             This supplement changes the fund's prospectus to reflect the following effective January 1, 2000:

                                             --------------------------------------------------------------------------------

The Fund is offering two new                 About the portfolios is amended by adding pages 4 through 7 of this supplement
portfolios                                   describing the new portfolios. References to the fund's 18 portfolios throughout the prospectus are changed to refer to 20 portfolios.
 . Diversified Research Portfolio
 . International Large-Cap Portfolio

                                             --------------------------------------------------------------------------------

The names of two portfolios are              The Growth Portfolio is now called the Small-Cap Equity Portfolio.
changed
                                             The International Portfolio is now called the International Value Portfolio.

                                             These new names better reflect the investment policies of these portfolios.
                                             Throughout the prospectus, any reference to the Growth Portfolio is changed to refer to the Small-Cap Equity Portfolio, and any reference to the International
                                             Portfolio is changed to refer to the International Value Portfolio.

                                             --------------------------------------------------------------------------------

The following portfolios have new            Alliance Capital Management L.P. is the portfolio manager of the Emerging
portfolio managers                           Markets Portfolio.

                                             Mercury Asset Management US is the portfolio manager of the Equity Index and
                                             Small-Cap Index Portfolios.

                                             The names of the prior managers (Blairlogie Capital Management and Bankers
                                             Trust Company) are replaced with the names Alliance Capital Management L.P. and
                                             Mercury Asset Management US, respectively. The description of the prior managers in Managing the Pacific Select Fund on page 43 of the prospectus is deleted.

                                             About the Portfolios--Emerging Markets Portfolio is replaced with pages 8 and 9 of this supplement.

                                             About the portfolios--Equity Index Portfolio is amended by adding the following footnote to the bar chart on page 33 in How the portfolio has performed: Mercury
                                             Asset Management began managing the portfolio on January 1, 2000. Another firm managed the portfolio before that date.

                                             About the portfolios--Small-Cap Index Portfolio is amended by deleting the section Performance of comparable account.

                                             --------------------------------------------------------------------------------

Your guide to this prospectus is             The first sentence of Performance of comparable accounts is changed to read:
amended                                      the Pacific Select Fund introduced four new portfolios on January 4, 1999, and two new portfolios on January 1, 2000.

                                             The following paragraph is added after the first paragraph in this section:

                                              The Emerging Markets Portfolio has a new portfolio manager, effective January
                                              1, 2000. Prior performance of comparable accounts has been included on page
                                              11 of this supplement to show you the historic performance of comparable accounts managed by the new portfolio manager.

                                             --------------------------------------------------------------------------------

An overview of the Pacific Select            The chart on pages 4 and 5 in the prospectus is replaced with the chart on
Fund is amended                              pages 2 and 3 of this supplement.
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AN OVERVIEW OF THE PACIFIC SELECT FUND

This table is a summary of the goals, invest-    PORTFOLIO AND MANAGER                      THE PORTFOLIO'S INVESTMENT GOAL
ments and risks of each of the Pacific Select
Fund's 20 portfolios. It's designed to help      Aggressive Equity Portfolio                Capital appreciation.
you understand the differences between the       Alliance Capital Management L.P.
portfolios, the risks associated with each,
and how risk and investment goals relate.        Emerging Markets Portfolio                 Long-term growth of capital.
                                                 Alliance Capital Management L.P.
The performance of all of the Pacific Select
Fund portfolios is affected by changes in the    Diversified Research Portfolio             Long-term growth of capital.
economy and financial markets. The portfolios    Capital Guardian Trust Company
are also affected by other kinds of risks,
depending on the types of securities they        Small-Cap Equity Portfolio                 Growth of capital.
invest in. There's also the possibility that     (formerly called Growth Portfolio)
investment decisions portfolio managers make     Capital Guardian Trust Company
will not accomplish what they were designed to
achieve, or that the portfolio will not          International Large-Cap Portfolio          Long-term growth of capital.
achieve its investment goal.                     Capital Guardian Trust Company

Equity securities historically have              Bond and Income Portfolio                  Total return and income consistent with
offered the potential for greater long-term      Goldman Sachs Asset Management             prudent investment management.
growth than most fixed income securities,
but they also tend to have larger and more       Equity Portfolio                           Capital appreciation. Current income is
frequent changes in price, which means           Goldman Sachs Asset Management             of secondary importance.
there's a greater risk you could lose money
over the short term. Fixed income securities     Multi-Strategy Portfolio                   High total return.
are affected primarily by the financial          J.P. Morgan Investment Management Inc.
condition of the companies that have issued
them, and by changes in interest rates.          Equity Income Portfolio                    Long-term growth of capital and income.
                                                 J.P. Morgan Investment Management Inc.
You'll find more information about each
portfolio's recent strategies and holdings in    Growth LT Portfolio                        Long-term growth of capital consistent
the most recent report to shareholders, and      Janus Capital Corporation                  with the preservation of capital.
a more detailed discussion of each
portfolio's investments, strategies and risks    Mid-Cap Value Portfolio                    Capital appreciation.
in the Statement of Additional Information       Lazard Asset Management
(SAI). Please turn to the back cover for
information about how to get copies of           Equity Index Portfolio                     Investment results that correspond to
these documents.                                 Mercury Asset Management US                the total return of common stocks
                                                                                            publicly traded in the U.S.
Many of the investment techniques and
strategies discussed in this prospectus and      Small-Cap Index Portfolio                  Investment results that correspond to
in the SAI are discretionary, which means that   Mercury Asset Management US                the total return of an index of small
portfolio managers can decide if they want to                                               capitalization companies.
use them or not. Portfolio managers may also
use investment techniques or make investments    REIT Portfolio                             Current income and long-term capital
in securities that are not part of a             Morgan Stanley Asset Management            appreciation.
portfolio's principal investment strategy.
A portfolio's stated investment goal, (as        International Value Portfolio              Long-term capital appreciation
shown in the second column to the right),        (formerly called International Portfolio)  primarily through investment in equity
cannot be changed without the approval of        Morgan Stanley Asset Management            securities of corporations domiciled in
shareholders. Investment policies may be                                                    countries other than the United States.
changed from time to time by the fund's
board of trustees.                               Managed Bond Portfolio                     Maximize total return consistent with
                                                 Pacific Investment Management Company      prudent investment management.

                                                 Government Securities Portfolio            Maximize total return consistent with
                                                 Pacific Investment Management Company      prudent investment management.

                                                 Money Market Portfolio                     Current income consistent with
                                                 Pacific Life Insurance Company             preservation of capital.

                                                 High Yield Bond Portfolio                  High level of current income.
                                                 Pacific Life Insurance Company

                                                 Large-Cap Value Portfolio                  Long-term growth of capital. Current
                                                 Salomon Brothers Asset Management Inc      income is of secondary importance.

2
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
THE PORTFOLIO'S MAIN INVESTMENTS                         THE PORTFOLIO'S MAIN RISKS

Equity securities of small emerging-growth companies     Price volatility and other risks that accompany an investment
and medium-sized companies.                              in small emerging-growth companies and medium-sized companies.
                                                         Particularly sensitive to price swings during periods of
                                                         economic uncertainty.

Equity securities of companies that are located          Price volatility and other risks that accompany an investment
in countries generally regarded as "emerging market"     in emerging markets. Sensitive to currency exchange rates,
countries.                                               international political and economic conditions and other
                                                         risks that affect foreign securities. May have greater price swings than most of the portfolios.

Equity securities of U.S. companies and securities       Price volatility and other risks that accompany an investment
whose principal markets are in the U.S.                  in equity securities.

Equity securities of smaller and medium-sized            Price volatility and other risks that accompany an investment
companies.                                               in growth-oriented and smaller and medium-sized companies.
                                                         Particularly sensitive to price swings during periods of
                                                         economic uncertainty.

Equity securities of non-U.S. companies and              Price volatility and other risks that accompany an investment
securities whose principal markets are outside of        in foreign equities. Sensitive to currency exchange rates,
the U.S.                                                 international political and economic conditions and other
                                                         risks that affect foreign securities.

A wide range of fixed income securities with varying     Credit, interest rate, liquidity and other risks that
terms to maturity, with an emphasis on long-term         accompany an investment in fixed income securities and
bonds.                                                   in mortgage related investments. Particularly sensitive to credit risk during economic downturns. Generally
                                                         has the most interest rate risk of the bond portfolios.

Equity securities of large U.S. growth-oriented          Price volatility and other risks that accompany an equity
companies.                                               investment in large, growth-oriented companies.

A mix of equity and fixed income securities.             Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in fixed income securities.

Equity securities of large and medium-sized              Price volatility and other risks that accompany an investment
dividend-paying U.S. companies.                          in equity securities.

Equity securities of a large number of companies of      Price volatility and other risks that accompany an investment
any size.                                                in equity securities.

Equity securities of medium-sized U.S. companies         Price volatility and other risks that accompany an equity
believed to be undervalued.                              investment in medium-sized companies.

Equity securities of companies that are included in      Price volatility and other risks that accompany an investment
the Standard & Poor's 500 Composite Stock Price          in equity securities. May be particularly susceptible to a
Index.                                                   general decline in the U.S. stock market because it cannot change its investment strategy, even temporarily to protect it from loss during poor economic conditions.

Equity securities of companies that are included in      Price volatility and other risks that accompany an investment in
the Russell 2000 Small Stock Index.                      smaller companies. May be particularly susceptible to a general decline in the U.S. stock market because it cannot change its investment strategy, even temporarily to protect it from loss during poor economic conditions.

Equity securities of real estate investment trusts.      Price volatility and the risks associated with the real estate market. Particularly sensitive to price swings because the portfolio is classified as "non-diversified"--it may hold
                                                         securities from a fewer number of issuers than a diversified portfolio.

Equity securities of companies of any size located       Price volatility and other risks that accompany an investment
in developed countries outside of the U.S.               in foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other
                                                         risks that affect foreign securities.

Medium and high-quality fixed income securities with     Credit, interest rate and other risks that accompany an
varying terms to maturity.                               investment in medium and high-quality fixed income securities and in mortgage related investments.

Fixed income securities that are issued or               Credit, interest rate and other risks that accompany an
guaranteed by the U.S. government, its agencies or       investment in government bonds and in mortgage related
government-sponsored enterprises.                        investments. Generally has the least credit risk of the bond portfolios.

Highest quality money market instruments believed to     Credit and interest rate risks that accompany an investment in
have limited credit risk.                                high quality short-term instruments. Intended to have the
                                                         least investment risk of all of the portfolios.

Fixed income securities with lower and                   Credit, interest rate, liquidity and other risks that
medium-quality credit ratings and intermediate           accompany an investment in lower-quality fixed income
to long terms to maturity.                               securities. Particularly sensitive to credit risk during
                                                         economic downturns.

Equity securities of large U.S. companies.               Price volatility and other risks that accompany an equity
                                                         investment in large companies.

                                                                                                                       3
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
ABOUT THE PORTFOLIO                              DIVERSIFIED RESEARCH PORTFOLIO

                                                 [SYMBOL] -----------------------------------------------------------------------

The portfolio's investment goal                  This portfolio seeks long-term growth of capital.

                                                 This portfolio is not available for:
                                                 . Pacific Corinthian variable annuity contracts
                                                 . Pacific Select variable life insurance policies

                                                 [SYMBOL] -----------------------------------------------------------------------

What the portfolio invests in                    This portfolio's principal investment strategy is to invest in common stocks of
                                                 U.S. companies and common stocks of foreign companies with significant markets in the U.S. The portfolio invests primarily in companies with a total market
A company's "market capitalization" is a         capitalization of more than $1 billion. Stocks of foreign companies with
measure of its size. Capitalization is           significant markets in  the U.S. include American Depositary Receipts (ADRs) and
calculated by multiplying the current share      foreign securities registered in the U.S. The portfolio principally invests in
price by the number of shares held by            common stock, but it may also invest in securities convertible into common stock,
investors.                                       warrants, rights and non-convertible preferred stock.

                                                 The portfolio is managed by a team of analysts. The portfolio is divided into segments, and each has its own analyst who makes independent decisions within portfolio guidelines and objectives. Sector weightings are the result of individual security selections, although the portfolio manager expects major industry sectors to typically be represented in the portfolio.

                                                 The portfolio may invest up to 10% of its total assets in securities companies domiciled outside the U.S. that are not included in the Standard & Poor's 500
                                                 Composite Stock Price Index.

                                                 Although the portfolio managers do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                                                 The portfolio management team may temporarily change these strategies if it believes economic conditions make it necessary to try to protect the portfolio from potential loss. In this case, the portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations.

                                                 [SYMBOL] -----------------------------------------------------------------------

Risks you should be aware of                     The Diversified Research Portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                                 . price volatility - the value of the portfolio changes as the prices of its investments go up and down. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.

                                                 . risks of foreign investing - foreign investments may be riskier than U.S.
                                                   investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                [SYMBOL] --------------------------------------------------------------------------

Who manages the portfolio                       Andrew F. Barth, is President and Director-U.S. of Capital International
                                                Research, Inc., the research arm and a subsidiary of Capital Guardian. He is
[LOGO OF CAPITAL GUARDIAN TRUST COMPANY         also a Director of Capital Guardian and member of its Executive Committee and
APPEARS HERE]                                   Global Institution Group North American Committee. As the Research Coordinator
                                                for the portfolio, Mr. Barth facilitates the communication and comparison of
The Diversified Research Portfolio is           investment ideas and allocates the portfolio's assets among the analysts.
managed by a team of analysts, led by           The analysts have an average of 13 years investment experience 10 years Guardian
the Research Coordinator, at Capital            or and an average of with Capital its affiliates.
Guardian Trust Company. You'll find
more about Capital Guardian on page 44
of the fund's prospectus.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has no historical                This chart does not show you the performance of the Diversified Research
performance because it started on               Portfolio--it shows the performance of similar accounts managed by Capital
January 1, 2000.                                Guardian Trust Company.

The chart to the right shows the                Annual total returns, and average annual total returns for the periods ending
historical performance of a composite of        June 30, 1999.
accounts managed by Capital Guardian
using its U.S. Equity Diversified Research      -----------------------------------------------------------------------------------
strategy. Each account in the composite                                                    Capital Guardian
has investment objectives, policies and                                                    U.S. Equity Diversified
strategies that are substantially similar                                                  Research Composite,
to those of the Diversified Research                                                       adjusted to reflect
Portfolio.                                                                                 fees and estimated
                                                                   Capital Guardian        expenses of the
This information shows the historical                              U.S. Equity Diversified Diversified Research    S&P 500
track record of the portfolio manager and       Year               Research Composite (%)  Portfolio (%)           Index (%)
is not intended to imply how the                -----------------------------------------------------------------------------------
Diversified Research Portfolio has              1999/1/            16.44                   16.28                   12.38
performed or will perform. Total returns        1998               28.40                   28.14                   28.58
represent past performance of the Capital       1997               30.91                   30.66                   33.36
Guardian U.S. Equity Diversified Research       1996               21.92                   21.63                   22.96
Composite and not the Diversified               1995               39.63                   39.43                   37.58
Research Portfolio.                             1994                4.41                    4.04                    1.27
                                                -----------------------------------------------------------------------------------
Returns do not reflect fees and expenses        Time Period        Average Annual          Average Annual          Average Annual
associated with any variable annuity            (through 6/30/99)  Total Return (%)        Total Return (%)        Total Return (%)
contract or variable life insurance policy,     -----------------------------------------------------------------------------------
and would be lower if they did.                 1 Year             23.38                   23.10                   22.76
                                                5 Years            28.55                   28.30                   27.87
                                                since inception
                                                3/31/93            22.74                   22.45                   22.04
                                                -----------------------------------------------------------------------------------

                                                /1/Total return through June 30, 1999, not annualized.

                                                The accounts in the composite were not subject to the requirements of the
                                                Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code,
                                                which, if imposed, could have affected the performance.

                                                The first column (after "Year") shows performance of the Capital Guardian U.S.
                                                Equity Diversified Research Composite after the highest advisory fees charged to accounts within the composite have been deducted. Custody fees or other expenses normally paid by mutual funds and which the Diversified Research
                                                Portfolio will pay have not been deducted. If those expenses were deducted, returns would be lower.

                                                The second column shows gross performance of the composite, adjusted to reflect the estimated fees and expenses of the Diversified Research Portfolio.

                                                The third column shows performance of the S&P 500 Index, an index of the stocks of approximately 500 large-capitalization U.S. companies, for the same periods.
                                                Results include reinvested dividends.

                                                                                                                                  5
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
ABOUT THE PORTFOLIO                              INTERNATIONAL LARGE-CAP PORTFOLIO

                                                 [SYMBOL] -----------------------------------------------------------------------

The portfolio's investment goal                  This portfolio seeks long-term growth of capital.

                                                 This portfolio is not available for:
                                                 . Pacific Corinthian variable annuity contracts
                                                 . Pacific Select variable life insurance policies.

                                                 [SYMBOL] -----------------------------------------------------------------------

What the portfolio invests in                    This portfolio's principal investment strategy is to invest at least 80% of its assets in companies located outside the U.S. The portfolio principally invests in common stock, but it may also invest in securities convertible into common stock, warrants, rights and non-convertible preferred stock.

                                                 The portfolio is managed by a team of managers. The portfolio management team normally emphasizes investments in securities of companies located in Europe,
                                                 Canada, Australia, Asia and the Far East, but may also invest in other countries and regions, including developing countries. Regional and country allocation decisions are based on a variety of factors, including economic, social, and political developments, currency risks and the liquidity of various national markets.

                                                 Although the portfolio managers do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                                                 The portfolio managers may use currency hedging and other investment management techniques, such as forward foreign currency contracts. The portfolio may also cross-hedge between two non-U.S. currencies.

                                                 The portfolio management team may temporarily change these strategies if it believes that economic conditions make it necessary to try to protect the portfolio from potential loss. In this case, the portfolio may invest a substantial portion of its assets in short-term obligations.

                                                 [SYMBOL] -----------------------------------------------------------------------

Risks you should be aware of                     The International Large-Cap Portfolio invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                                 . price volatility - the value of the portfolio changes as the prices of the investments it holds go up or down. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.

                                                 . risks of foreign investing - foreign investments may be riskier than U.S.
                                                   investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                 . risks of currency derivatives - this portfolio may enter into foreign currency transactions, forward foreign currency contracts and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                                 [SYMBOL] -----------------------------------------------------------------------

Who manages the portfolio                        The portfolio is managed by a team of managers with an average of 21 years with
                                                 Capital Guardian or its affiliates and 25 years investment experience.
[LOGO OF CAPITAL GUARDIAN TRUST COMPANY          Each portfolio manager is individually responsible for the portion of the
APPEARS HERE]                                    portfolio assigned to them. Each manager then invests his or her portion of the portfolio in accordance with their investment convictions within portfolio
The International Large-Cap Portfolio is         guidelines and objectives. The portfolio management team is supported by
managed by a team of portfolio managers          over 25 research analysts who also manage a portion of the portfolio.
at Capital Guardian Trust Company.
You'll find more about Capital Guardian
on page 44 of the fund's prospectus.

PERFORMANCE OF COMPARABLE ACCOUNTS

This portfolio has no historical                 This chart does not show you the performance of the International Large-Cap
performance because it started on                Portfolio -- it shows the performance of similar accounts managed by Capital
January 1, 2000.                                 Guardian Trust Company.

The chart to the right shows the historical      Annual total returns, and average annual total returns for the periods ending
performance of the Capital Guardian Non-U.S.     June 30, 1999.
Equity Composite. Each account in the
composite has investment objectives,             --------------------------------------------------------------------------------
policies and strategies that are                                                     Capital Guardian Non-
substantially similar to those of the                                                U.S. Equity Composite,
International Large-Cap Portfolio.                                                   adjusted to reflect fees
                                                                   Capital Guardian  and estimated expenses
This information shows the historical                              Non-U.S. Equity   of the International       MSCI EAFE
track record of the portfolio manager and        Year              Composite (%)     Large-Cap Portfolio (%)    Index (%)
is not intended to imply how the                 --------------------------------------------------------------------------------
International Large-Cap Portfolio has            1999/1/            19.68             19.52                       4.11
performed or will perform. Total returns         1998               17.14             16.81                      20.33
represent past performance of the Capital        1997                8.78              8.39                       1.78
Guardian Non-U.S. Equity Composite and not       1996               15.40             15.06                       6.04
the International Large-Cap Portfolio.           1995               13.50             13.14                      11.21
                                                 1994                3.25              2.83                       7.80
Returns do not reflect fees and expenses         1993               35.90             35.70                      32.60
associated with any variable annuity             1992               (3.58)            (4.06)                    (12.20)
contract or variable life insurance policy,      1991               16.98             16.64                      12.50
and would be lower if they did.                  1990              (13.62)           (14.17)                    (23.20)
                                                 1989               21.75             21.45                      10.50
                                                 --------------------------------------------------------------------------------
                                                 Time Period       Average Annual    Average Annual             Average Annual
                                                 (through 6/30/99) Total Return (%)  Total Return (%)           Total Return (%)
                                                 --------------------------------------------------------------------------------
                                                 1 year             20.28             19.97                       7.92
                                                 5 years            14.74             14.39                       8.52
                                                 10 years           12.55             12.19                       6.92
                                                 --------------------------------------------------------------------------------

                                                 /1/ Total return through June 30, 1999, not annualized.

                                                 The accounts in the composite were not subject to the requirements of the
                                                 Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code,
                                                 which, if imposed, could have affected the performance.

                                                 The first column (after "Year") shows performance of the Capital Guardian Non-U.S.
                                                 Equity Composite after the highest advisory fees charged to the accounts within the composite have been deducted. Custody fees or other expenses normally paid by mutual funds and which the International Large-Cap Portfolio will pay have not been deducted. If those expenses were deducted, returns would be lower.

                                                 The second column shows gross performance of the composite, adjusted to reflect the estimated fees and expenses of the International Large-Cap Portfolio.

                                                 The third column shows performance of the Morgan Stanley Capital International
                                                 EAFE Index, an unmanaged market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe,
                                                 Australia, Asia, and the Far East, for the same periods. Results include reinvested dividends.

                                                                                                                                7

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
ABOUT THE PORTFOLIOS                             EMERGING MARKETS PORTFOLIO

                                                 [SYMBOL] -----------------------------------------------------------------------

The portfolio's investment goal                  This portfolio seeks long-term growth of capital.

                                                 This portfolio is not available for:
                                                 . Pacific Corinthian variable annuity contracts.

                                                 [SYMBOL] -----------------------------------------------------------------------

What the portfolio invests in                    This portfolio's principal investment strategy is to invest in companies that are located in countries that are generally regarded as "emerging market"
                                                 countries. It principally invests in common stock.

Emerging market countries are typically          The portfolio manager seeks securities that meet its selection criteria and
less developed economically than                 allocates assets geographically. The portfolio manager uses a two-step process
industrialized countries and may offer           to manage the portfolio:
high growth potential as well as considerable
investment risk. These countries are             . looks for companies that it believes will provide superior growth at
generally located in South America, Asia,          attractive prices - the portfolio manager uses fundamental company analysis
the Middle East and Eastern Europe.                to try to identify opportunities for increasing earnings growth and good return on equity, and favors companies whose stocks trade at attractive valuations relative to their global or regional peers. The portfolio manager pays attention to corporate governance, and prefers management teams that have a track record for increasing shareholder value.

                                                 . allocates assets among countries in three broad regions - the portfolio manager allocates assets among Asia, Latin America, and Eastern Europe/Middle
                                                   East/Africa. The portfolio manager normally allocates assets among these regions in amounts that approximate the weightings of the Morgan Stanley
                                                   Capital International (MSCI) Emerging Markets Free Index, although the portfolio manager may deviate from the index if it believes there is an investment opportunity or for defensive reasons.

                                                 The team may use options, futures contracts and other techniques to try to increase returns. It may also use derivatives and other management techniques to hedge and manage changes in currency exchange rates. The portfolio may also cross-hedge between two non-U.S. currencies. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                                                 The portfolio's policy is to have almost all portfolio assets in common stock at all times. The portfolio may, however, invest in U.S. government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

                                                 [SYMBOL] -----------------------------------------------------------------------

Risks you should be aware of                     The Emerging Markets Portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

Companies in emerging markets may be             . price volatility - the value of the portfolio changes as the prices of its
especially volatile. The value of this             investments go up or down. This portfolio invests in companies in emerging
portfolio may have greater price swings            markets, which may be particularly volatile. It also invests in smaller
than most of the Pacific Select Fund               companies, which tend to have higher price swings than larger companies
portfolios.                                        because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                                 . risks of foreign investing - foreign investments may be riskier than U.S.
                                                   investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way

                                                 [SYMBOL] -----------------------------------------------------------------------

Risks you should be aware of                     securities markets operate, less secure foreign banks or securities
(continued)                                      depositories than those in the U.S., and foreign controls on investment.
                                                 Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging markets countries.

                                                 . risks of using derivatives - this portfolio may invest in foreign currency transactions, forward foreign currency contracts or options, futures and use other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                                 . significant portfolio turnover - may occur in connection with the potential restructuring of the portfolio's holdings to reflect the management style of
                                                   Alliance Capital. This may result in increased transactional costs to the portfolio.

                                                 [SYMBOL] -----------------------------------------------------------------------

How the portfolio has performed                  Year by year total return (%)
                                                 as of December 31 each year/1/
The bar chart shows how the portfolio's
performance has varied since its inception.                         [BAR CHART OF TOTAL RETURN APPEARS HERE]

The table below the bar chart compares           --------------------------------------------------------------------------------
the portfolio's performance with the                                                              '96         '97        '98
Morgan Stanley Capital International (MSCI)
Emerging Markets Free Index, an index of
approximately 879 stocks from approximately                                                      (3.23)      (1.69)     (26.83)
26 emerging market countries.                    --------------------------------------------------------------------------------

Returns do not reflect fees and expenses         Best and worst quarterly performance during this period:
associated with any variable annuity             4th quarter 1998: 12.22%;  3rd quarter 1998: (25.07)%
contract or variable life insurance policy,
and would be lower if they did.                  Average annual total return                                  Since inception
                                                 as of December 31, 1998                     1 year           (April 1, 1996)
Looking at how a portfolio has performed         --------------------------------------------------------------------------------
in the past is important - but it's no           Emerging Markets Portfolio/2/               (26.83)%         (12.32)%
guarantee of how it will perform in the          MSCI Emerging Markets Free Index            (25.34)%         (14.08)%
future.
                                                 /1/ Total return for 1996 is for the period from April 1, 1996 (commencement of
For information on how Alliance Capital              operations) to December 31, 1996.
has managed substantially similar accounts,      /2/ Alliance Capital Management L.P. began managing this portfolio on January 1,
see page 11 of this supplement.                      2000. Another firm managed the portfolio before that date.

                                                 [SYMBOL] -----------------------------------------------------------------------

Who manages the portfolio                        Edward D. Baker III, Senior Vice President at Alliance Capital, will be the primary portfolio manager. He is the head of the emerging markets equity
[LOGO OF ALLIANCE CAPITAL APPEARS HERE]          portfolio management team and he coordinated the investment activities of
                                                 Alliance Capital's non-U.S. joint ventures. He is Chairman of Alliance Capital
The Emerging Markets Portfolio is managed        Management Australia, Chairman and CEO of Alliance Capital Management Canada
by a team of portfolio managers at Alliance      and Vice Chairman of Alliance Capital Investments Trust Management Co. in
Capital Management L.P. You'll find more         Japan. He is also a member of the Board of Directors of New Alliance in Hong
about Alliance Capital on page 10 of this        Kong. Prior to joining Alliance in 1995, Mr. Baker worked for BARRA, Inc., an
supplement.                                      investment technology firm. Mr. Baker is supported by a team of four other portfolio managers, each of whom has experience in investing in emerging market countries.

                                                                                                                                9

                                                 --------------------------------------------------------------------------------

Managing the Pacific Select Fund is              The fourth paragraph in the section Pacific Life is replaced with:
amended
                                                  Pacific Life, subject to the review of the Fund's Board, has ultimate responsibility to oversee the other portfolio managers. Under an exemptive order from the Securities and Exchange Commission, Pacific Life and Pacific
                                                  Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life or
                                                  Pacific Select Fund) without shareholder approval. Within 90 days of the hiring of any new portfolio manager, shareholders of the affected portfolio will be sent information about the change.

                                                 The section Alliance Capital is replaced with:

                                                  Alliance Capital is a leading global investment advisor supervising client accounts with assets as of June 30, 1999 totaling $321 billion. Alliance
                                                  Capital and its affiliates have 8 offices in the U.S. and 24 offices worldwide.

                                                  Alliance Capital's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

                                                  Units representing assignments of beneficial ownership of limited partnership interests of Alliance Capital are publicly traded on the New York Stock Exchange.
                                                  Alliance Capital Management Corporation (ACMC) is the general partner of Alliance
                                                  Capital and conducts no other active business. The Equitable Life Assurance
                                                  Society of the United States (Equitable), its subsidiary, ACMC, and another subsidiary were beneficial owners of approximately 56.45% of the outstanding limited partnership interest in Alliance Capital. Equitable is a wholly owned subsidiary of AXA Financial, Inc. (AXA Financial), whose shares are publicly traded on the New York Stock Exchange. As of June 30, 1999, AXA, a French
                                                  insurance holding company, owned approximately 58.2% of the outstanding shares of the common stock of AXA Financial.

                                                  Alliance Capital manages the Aggressive Equity Portfolio and the Emerging
                                                  Markets Portfolio.

Managing the Pacific Select Fund is
amended (continued)

PERFORMANCE OF COMPARABLE ACCOUNTS

The chart to the right shows the        This chart shows you the performance of a composite of accounts managed by Alliance Capital
historical performance of a composite   that are comparable to the Emerging Markets Portfolio, the performance of the Emerging
of two advisory accounts, calculated    Markets Portfolio and performance of a benchmark index.
according to the standards set by the
Association for Investment Management   Annual total returns since 1992 and average annual total returns for the periods ending
and Research (AIMR). The accounts       June 30, 1999.
have investment objectives, policies
and strategies that are substantially   --------------------------------------------------------------------------------------------
similar to those of the Emerging                                          Alliance Emerging
Markets Portfolio.                                                        Markets Equity
                                                         Alliance         Composite, Adjusted      Emerging Markets
This information shows the historical                    Emerging         to Reflect Expenses      Portfolio (%)/3/ MSCI Emerging
track record of Alliance Capital and                     Markets Equity   of the Emerging          (under prior     Markets Free
is not intended to imply how the        Year             Composite (%)/1/ Markets Portfolio (%)/2/ manager)         Index (%)
Emerging Markets Portfolio has          --------------------------------------------------------------------------------------------
performed or will perform under         1999/4/           40.83            40.71                    29.92            39.87
Alliance Capital's management. Total    1998             (28.85)          (29.52)                  (26.83)          (25.34)
returns represent past performance of   1997              (9.35)           (9.88)                   (1.69)          (11.59)
the Alliance Emerging Markets Equity    1996              21.38            20.35                       --             6.03
Composite only and not the Emerging     1995              (4.04)           (4.52)                      --            (5.21)
Markets Portfolio.                      1994             (13.12)          (13.68)                      --            (7.32)
                                        1993              63.44            63.44                       --            74.84
The returns do not reflect fees and     1992              16.38            16.05                       --            11.41
expenses associated with any variable   --------------------------------------------------------------------------------------------
annuity contract or variable life       Time Period       Average Annual   Average Annual          Average Annual   Average Annual
insurance policy, and would be lower    (through 6/30/99) Total Return (%) Total Return (%)        Total Return (%) Total Return (%)
if they did.                            --------------------------------------------------------------------------------------------
                                        1 year            18.21            17.91                     9.25            28.71
                                        3 years           (3.17)           (3.65)                   (3.89)           (4.00)
                                        5 years            1.86             1.32                       --            (0.83)
                                        Since Inception
                                        (10/01/91)         8.25             7.86                       --             6.56
                                        --------------------------------------------------------------------------------------------
                                        /1/ Composite results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns.
                                            Performance figures for each account are calculated monthly. Monthly market values include income accruals.

                                        /2/ In calculating returns, the Emerging Markets Portfolio's actual expense rates were used for 1996 to present; and the 1997/98 expense rate was used for prior years.

                                        /3/ The portfolio commenced operations on April 1, 1996. The total return for the portfolio for the period April 1, 1996 to December 31, 1996 was (3.23)%. The MSCI Emerging Markets
                                            Free Index total return for the same period was (0.20)%. The average annual total return for the portfolio since inception through June 30, 1999 was (3.04)%.

                                        /4/ Total returns through June 30, 1999, not annualized.

                                        The accounts in the composite were not subject to the requirements of the Investment Company
                                        Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected the performance.

                                        The first column (after "Year") shows performance of Alliance Emerging Markets Equity
                                        Composite after the deduction of investment management fees. The fees and expenses of the
                                        Composite do not include custody fees or other expenses normally paid by mutual funds and which the Emerging Markets Portfolio pays. If these fees were included, returns would be lower.

                                        The second column shows gross performance of the Alliance Composite adjusted to reflect the fees and expenses of the Emerging Markets Portfolio.

                                        The third column shows the actual performance of the Emerging Markets Portfolio.

                                        The fourth column shows the performance of the MSCI EMFI. Results include reinvested dividends.

                                                                                                                                 11


Managing the Pacific Select Fund is               The following section is added:
amended (continued)

[LOGO OF MERCURY ASSET MANAGEMENT                 Mercury is a subsidiary of Merrill Lynch & Company, Inc. ("Merrill"). Merrill's
APPEARS HERE]                                     Asset Management Group ("AMG") is the world's third largest active global investment management organization, managing $516 billion in assets as of June
World Financial Center                            30, 1999. AMG has both experience and expertise to offer a broad range of
225 Liberty Street                                investment services to many diversified market segments. AMG is comprised of
New York, NY 10080                                various divisions and subsidiaries including Fund Asset Management, L.P., doing business as Mercury Asset Management US. Mercury/AMG have a dedicated
                                                  Quantitative Strategies Division, which includes a five-member senior management team from the firm that served as portfolio manager prior to January 1,
                                                  2000, which had been responsible for portfolio management of the fund's Equity
                                                  Index and Small-Cap Index Portfolios since January 30, 1991 and January 1, 1999, respectively, until July 2, 1999.

                                                  Mercury manages the Equity Index Portfolio and the Small-Cap Index Portfolio.

                                                 --------------------------------------------------------------------------------
The table in Fees and expenses                   --------------------------------------------------------------------------------
paid by the fund is amended                                                        Advisory fee  Other expenses  Total expenses
                                                 --------------------------------------------------------------------------------
                                                                                     As an annual % of average daily net assets
                                                 Equity Index Portfolio                0.25         0.05          0.30
                                                 Diversified Research Portfolio/1/     0.90         0.05          0.95
                                                 International Large-Cap Portfolio/1/  1.05         0.15          1.20
                                                 --------------------------------------------------------------------------------

                                                 --------------------------------------------------------------------------------
                                                 /1/ Expenses are estimated. There were no actual advisory fees or expenses for these portfolios in 1998 because the portfolios started on January 1, 2000.

Information for investors is amended             The following section is added:

Brokerage enhancement plan                        The fund has adopted a brokerage enhancement plan, under which the fund, through its Distributor, Pacific Mutual Distributors, Inc., can ask Pacific
                                                  Life and each of the fund's portfolio managers to allocate brokerage transactions to particular brokers or dealers to help promote the distribution of the fund's shares. In return for brokerage transactions, certain brokers and dealers may give the fund brokerage credits or other benefits or services. The fund, through the Distributor, could use these credits with broker-dealers to help obtain certain distribution-related activities or services. These credits generally will not take the form of a cash payment or a rebate to the fund, but rather as a "credit" towards another service or benefit provided by a broker or dealer such as, (but not limited to), the ability to promote the fund at a conference or meeting sponsored by the broker-dealer.

                                                  The plan is not expected to increase brokerage costs to a portfolio. The granting of brokerage credits may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of fund shares or variable contracts in allocating brokerage.

                   Supplement dated December 15, 1999 to the
 Statement of Additional Information for Pacific Select Fund dated May 1, 1999

The second sentence of the first paragraph of the cover page of the Statement of Additional Information is amended by adding the Diversified Research and the International Large-Cap Portfolios.

Throughout the Statement of Additional Information, any reference to the Growth Portfolio is amended to refer to the Small-Cap Equity Portfolio, and any reference to the International Portfolio is amended to refer to the International Value Portfolio.

Under subsection Small-Cap Equity Portfolio (formerly the Growth Portfolio) the first sentence is revised to read as follows:

  This Portfolio is not available for:
    . Pacific Corinthian variable annuity contracts.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Any reference to a condition that the aggregate market value of the securities loaned by a portfolio may not at any time exceed 25% of the total assets of the portfolio is changed to allow portfolios to lend up to 33 1/3% of the aggregate market value of their securities.

The following subsections are added:

  Diversified Research Portfolio

  This Portfolio is not available for:
    . Pacific Corinthian variable annuity contracts
    . Pacific Select variable life insurance policies

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following additional risk factors. The Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the portfolio manager, regardless of performance of the securities markets.

  International Large-Cap Portfolio

  This Portfolio is not available for:
    . Pacific Corinthian variable annuity contracts
    . Pacific Select variable life insurance policies

  In addition to its investments in securities of non-U.S. issuers, the Portfolio may invest in high quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

  In addition to the risk factors described in the Prospectus, the Portfolio's investments in currency derivatives can significantly increase its exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivatives may not correlate perfectly with the relevant assets, rates and indices.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

The second sentence in the first paragraph in the subsection Real Estate Investment Trusts is amended by adding the names of the Diversified Research and the International Large-Cap Portfolios.

The first sentence in the subsection Corporate Debt Securities is amended by adding the Diversified Research and International Large-Cap Portfolios.

The first sentence in the subsection Variable and Floating Rate Securities is amended by adding "except for the Diversified Research and International Large-Cap Portfolios," after "All Portfolios."

The first paragraph in the subsection Reverse Repurchase Agreements and Other Borrowings is replaced with:

  Among the forms of borrowing in which the High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Mid-Cap Value, Bond and Income, Equity Index, Emerging Markets, Diversified Research and International Large-Cap Portfolios may engage and enter into are reverse repurchase agreements, which involve the sale of a debt security held by the Portfolio, with an agreement by that Portfolio to repurchase the security at a stated price, date and interest payment.

The text in part (iv) of the first sentence in subsection Loans of Portfolio Securities is replaced with:

  the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio.

The subsection Foreign Securities is amended by adding the following after the tenth sentence:

  The Diversified Research Portfolio may invest in foreign issuers whose principal markets are in the U.S., which include American Depository Receipts and foreign securities registered in the U.S., and up to 10% of its total assets in companies domiciled outside the U.S. and not included in the S&P 500. The International Large-Cap Portfolio normally invests at least 80% of its net assets in companies located outside the U.S.

The following paragraph is added at the end of this subsection:

  Furthermore, there are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Year 2000 problem also may be especially acute in emerging market countries, which may adversely affect the value of the Portfolio's investments. Moreover, securities issued by European issuers may be adversely impacted by the use of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

Under subsection Foreign Currency Transactions and Forward Foreign Currency Contracts the following changes are made:

The first sentence and the last paragraph in the subsection are amended by adding "Diversified Research and International Large-Cap" after "Emerging Markets."

The third sentence in the first paragraph is replaced with:

  However, the Portfolios have authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates.

The first sentence in the second paragraph is replaced with:

  A Portfolio's dealings in forward foreign exchange transactions may include hedging involving either specific transactions or portfolio positions. A Portfolio may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment.

The sixth and seventh sentences in the third paragraph are replaced with:

  In no event will a Portfolio enter into forward contracts or maintain a net exposure to such contracts, where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of that Portfolio's holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings. In addition, in no event will a Portfolio enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts.

The first two sentences in the seventh paragraph are replaced with:

  A Portfolio is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Portfolio Manager.

The first and second sentences in the subsection Options are amended by adding the Diversified Research and International Large-Cap Portfolios. Similarly, the first sentence under the subheading Purchasing and Writing Options on Securities, and the first and second sentences under the subheading Purchasing and Writing Options on Stock Indexes are amended by adding the Diversified Research and International Large-Cap Portfolios.

The first sentence in the subsection Options on Foreign Currencies is amended by adding the Diversified Research and International Large-Cap Portfolios.

The first sentence in the subsection Foreign Currency Futures and Options Thereon is amended by adding the Diversified Research and International Large-Cap Portfolios.

The first sentence is the subsection Warrants and Rights is amended by adding the Diversified Research and International Large-Cap Portfolios.

Under INVESTMENT RESTRICTIONS, the following changes are made:

Under the subsection Fundamental Investment Restrictions:

Restriction (vi)(c) is replaced with:

  lend its portfolio securities to the extent permitted under applicable law.

Restrictions (viii), (ix) and (x) of the Fundamental Investment Restrictions, and the paragraph preceding Restriction (viii) are deleted.

Under the subsection Nonfundamental Investment Restrictions:

Restriction (iii) is amended by adding at the end:

  except for the Diversified Research and International Large-Cap Portfolios.

Restriction (iv) is replaced with:

  (iv) except the Growth LT and Mid-Cap Value Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

Restriction (v) is replaced with:

  (v) except the Growth LT and Mid-Cap Value Portfolios, maintain a short position or purchase, write, or sell puts, calls, straddles, spreads, or combinations thereof, except as set forth in the Prospectus and in the SAI for transactions in options, futures, and options on futures.

Restriction (vii) is replaced with:

  (vii) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in the SAI, (a) each Portfolio other than the Money Market and Small-Cap Equity Portfolios may engage in futures contracts and options on futures contracts; and (b) all Portfolios may enter into foreign forward currency contracts.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under subsection "Investment Adviser":

The sixth paragraph is amended by adding the following before the last sentence:

  An Addendum to the Advisory Contract for the Diversified Research and International Large-Cap Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August
  27, 1999, and by the sole shareholder of those Portfolios on [      ].

In addition, the seventh sentence in the seventh paragraph is replaced with:

  For the Equity Index Portfolio, the Fund pays .25% of the average daily net assets of the Portfolio. For the Diversified Research Portfolio, the Fund pays .90% of the average daily net assets of the Portfolio. For the International Large-Cap Portfolio, the Fund pays 1.05% of the average daily net assets of the Portfolio.

Under subsection Portfolio Management Agreements, the following changes are made:

The fourth paragraph is amended by adding "the Diversified Research Portfolio and the International Large-Cap Portfolio" after "Small-Cap Equity Portfolio (formerly the Growth Portfolio)" in the first and second sentences.

After the Small-Cap Equity (formerly the Growth Portfolio) schedule, the following is added:

                         Diversified Research Portfolio

            Rate (%)    Break-Point (assets)
            --------    -------------------
            .50%       On first $150 million
            .45%       On next $150 million
            .35%       On next $200 million
            .30%       Over $500 million
            .275%      On next $1 billion
            .25%       On excess

                       International Large-Cap Portfolio

            Rate (%)    Break-Point (assets)
            --------    -------------------
            .65%       On first $150 million
            .55%       On next $150 million
            .45%       On next $200 million
            .40%       Over $500 million
            .375%      On next $1 billion
            .35%       On excess

The paragraph following the Aggressive Equity Portfolio schedule for Alliance Capital is replaced with:

  Alliance Capital is a leading global investment advisor supervising client accounts with assets as of June 30, 1999 totaling $321 billion. Alliance Capital Management Corporation (ACMC) is the general partner of Alliance Capital and conducts no other active business. As of June 30, 1999, The Equitable Life Assurance Society of the United States ("Equitable"), ACMC and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 56.45% of the outstanding units of Alliance Capital. Alliance Capital Management Corporation and ECMC are wholly owned subsidiaries of Equitable. Equitable, a New York life insurance company, had total assets as of March 31, 1999 of approximately U.S. $91.0 billion. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), whose shares are publicly traded on the New York Stock Exchange. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of the common stock of AXA Financial.

The paragraph immediately above the Equity Index and Small-Cap Index Portfolios schedule, along with the schedule itself, are replaced with:

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Fund Asset Management L.P., doing business as Mercury Asset Management US ("Mercury"), a subsidiary of Merrill Lynch & Company, Inc., World Financial Center, 225 Liberty Street, New York, NY 10080, which became effective January 1, 2000, Mercury is the Portfolio Manager and provides investment advisory services to the Equity Index and Small-Cap Index Portfolios. For these services, Pacific Life pays to Mercury a monthly fee based on an annual percentage of the combined average daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule:

                  Equity Index and Small-Cap Index Portfolios

            Rate
            (%)     Break-Point (assets)
            ----    -------------------
            .08%    On first $100 million
            .04%    On next $100 million
            .02%    On excess

  From January 30, 1991 in the case of the Equity Index Portfolio and January 1, 1999 in the case of the Small-Cap Index Portfolio through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Bankers Trust Company ("BTCo"), a wholly-owned-subsidiary of Bankers Trust Corporation, and an indirect subsidiary of Deutsche Bank, A.G, 130 Liberty Street, New York, New York 10006, BTCo was the Portfolio Manager and provided investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided in 1998 and 1999, Pacific Life paid to BTCo, at the beginning of each calendar quarter, a fee based on an annual percentage of the combined daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule, subject to a minimum fee of $100,000:

                  Equity Index and Small-Cap Index Portfolios

            Rate
            (%)     Break-Point (assets)
            ----    -------------------
            .08%    On first $100 million
            .04%    On next $100 million
            .02%    On excess

The paragraph immediately above the Emerging Markets schedule, and the schedule itself, are replaced with:

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Alliance Capital Management L.P. ("Alliance Capital") as described above, which became effective January 1, 2000, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Emerging

  Markets Portfolio. For these services, Pacific Life pays to Alliance Capital a monthly fee based on the average daily net assets of the Emerging Markets Portfolio at an annual rate, according to the following schedule:

                           Emerging Markets Portfolio

            Rate
            (%)    Break-Point (assets)
            ----   --------------------
            .85%   On first $50 million
            .75%   On next $50 million
            .70%   On next $50 million
            .65%   On next $50 million
            .60%   On excess

  From April 1, 1996 to December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management ("Blairlogie"), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided in 1998 and 1999, Pacific Life paid a fee to Blairlogie based on an annual percentage of the Emerging Market Portfolio's average daily net assets according to the following schedule:

                           Emerging Markets Portfolio

            Rate
            (%)    Break-Point (assets)
            ----   --------------------
            .85%   On first $50 million
            .75%   On next $50 million
            .70%   On next $50 million
            .65%   On next $50 million
            .60%   On excess

Under subsection Purchases and Redemptions, after the first paragraph, the following is added as the second paragraph:

  Currently, each Portfolio offers shares of a single class. However, the Fund is authorized to offer up to four additional classes of shares for each Portfolio. These classes may be offered in the future to investors in connection with individual retirement accounts, and certain other types of qualified plans.

In addition, the fourth sentence in the first paragraph is replaced with:

  Shares of the Small-Cap Equity Portfolio (formerly the Growth Portfolio) are available to variable annuity contracts and variable life insurance policies issued by Pacific Life Insurance Company and Pacific Life & Annuity Company.

Also, the fifth and sixth sentences in the first paragraph are amended by adding the Diversified Research and International Large-Cap Portfolios.

Under subsection Distribution of the Fund Shares the third paragraph is amended by adding the following after the second sentence:

  As of December 15, 1999, Pacific Life beneficially owned 100% of the outstanding shares of the Diversified Research and International Large-Cap Portfolios.

Under OTHER INFORMATION, the following is added:

The following is added after subsection Concentration Policy and before subsection Capitalization:

  Brokerage Enhancement Plan

  The Fund has adopted a Brokerage Enhancement Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may enter into agreements or arrangements with brokers or dealers, pursuant to which brokerage transactions can be directed on behalf of a Portfolio to the participating broker-dealer to execute the transaction in return for credits or other types of benefits to be awarded to the Portfolio. These credits generally will not take the form of a cash payment or a rebate to the Fund, but rather as a "credit" towards another service or benefit provided by the broker-dealer.

  The directed-brokerage and other credits or benefits earned by each Portfolio can be used in a number of ways to promote the distribution of the Fund's shares. These ways include placing securities trades with a broker-dealer that: (i) permits PMD to participate in or sponsor seminars, sales meetings, conferences, and other events held by the broker-dealer;
  (ii) is conducting due diligence on the Fund or the variable contracts (to help that broker-dealer defray the expenses of its due diligence); (iii) is disseminating sales literature about the Fund or the variable contracts (to help defray its related expenses); or (iv) is placing the Fund or the variable contracts on a list of eligible funds or variable contracts that may be offered by that broker-dealer's registered representatives (to help compensate it for the associated expenses).

  PMD can indirectly benefit from the Plan in that securities brokerage allocated to a broker-dealer may help defray, in whole or in part, distribution expenses that otherwise would be borne by PMD or an affiliate. The Plan also permits credits generated by securities transactions from one Portfolio to inure to the benefits of that Portfolio, of any other Portfolio, or to the Fund as a whole.

  The Plan provides that it is subject to annual renewal by the Board, including those Trustees of the Fund who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees"), and that PMD provide the Trustees with a written report of securities transactions directed under the Plan, currently on a quarterly basis. The Plan also provides that it may be terminated at any time by the vote of a majority of the Rule 12b-1 Trustees, and that all material Plan amendments must be approved by a vote of the Rule 12b-1 Trustees.

The fourth paragraph under the subsection Capitalization is amended by adding the following before the last sentence:

Expenses incurred in connection with the Fund's organization and establishment of the Diversified Research and International Large-Cap Portfolios in 1999 and the public offering of the shares of those Portfolios, aggregated approximately
[     ] per Portfolio.

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/3/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Amendment to Agreement and Declaration of Trust/7/

                       (b)    By-Laws of Registrant/1/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Portfolio Management Agreement - Bankers Trust
                              Company/1/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management Inc./5/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./6/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/6/

                       (d)(9) Portfolio Management Agreement - Pacific Investment Management Company/1/

                       (d)(10) Portfolio Management Agreement - Blairlogie
                               Capital Management/1/

                       (d)(11) Addendum to Portfolio Management Agreement -
                               Janus Capital Corporation/4/

                       (d)(12) Addendum to Portfolio Management Agreement -
                               J.P. Morgan Investment Management Inc./4/

                       (d)(13) Addendum to Portfolio Management Agreement -
                               Pacific Investment Management Company/4/

                       (d)(14) Addendum to Portfolio Management Agreement -
                               Blairlogie Capital Management/4/

                       (d)(15) Addendum to Advisory Agreement/7/

                       (d)(16) Portfolio Management Agreement - Salomon Brothers
                               Asset Management Inc./7/

                       (d)(17) Portfolio Management Agreement - Lazard Asset
                               Management/7/

                       (d)(18) Addendum to Portfolio Management Agreement -
                               Morgan Stanley Asset Management Inc./7/

                       (d)(19) Addendum to Portfolio Management Agreement -
                               Bankers Trust Company/7/

                       (d)(20) Form of Addendum to Advisory Agreement

                       (d)(21) Form of Portfolio Management Agreement for
                               Diversified Research and International Large-Cap Portfolios

                       (d)(22) Form of Portfolio Management Agreement - Mercury
                               Asset Management US

                       (d)(23) Form of Addendum to Portfolio Management
                               Agreement -Alliance Capital Management L.P.

                       (e)(1)  Distribution Agreement/1/

                       (e)(2)  Addendum to Distribution Agreement/7/

                       (e)(3)  Form of Distribution Agreement

                       (f)     Not Applicable

                       (g)(1)  Custodian Agreement/1/

                       (g)(2)  Custodian Agreement Fee Schedule/4/

                       (g)(3)  Addendum to Custodian Agreement/7/

                       (g)(4)  Form of Addendum to Custody Agreement

                       (h)(1)  Agency Agreement/1/

                       (h)(2)  Participation Agreement/1/

                       (h)(3)  Agreement for Support Services/2/

                       (h)(4)  Addendum to Agency Agreement/7/

                       (h)(5)  Addendum to Participation Agreement/7/

                       (h)(6)  Exhibit to Participation Agreement/8/

                       (h)(7)  Form of Addendum to Agency Agreement

                       (i)     Opinion and Consent of Counsel/1/

                       (j)     Independent Auditor's Consent

                       (k)     Not Applicable

                       (l)     Not Applicable

                       (m)     Form of Brokerage Enhancement Plan

                       (n)     Not Applicable

                       (o)     Not Applicable
------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000919 filed on March 22, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession No. 001017062-99-000626 filed on April 9, 1999 and incorporated by reference herein.

Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director of: Mutual Service Corporation, PM
                                                      Group Life Insurance Co.; PM Realty Advisors,
                                                      Inc., and similar positions with various
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land
                                                      & Farming; Edison International; The Irvine
                                                      Company and Immediate Past Chairman of the
                                                      American Council of Life Insurance; Former
                                                      Director of: Pacific Corinthian Life
                                                      Insurance Company, Cadence Capital Management
                                                      Corporation, NFJ Investment Group, Inc.,
                                                      Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Mutual Distributors,
                                                      Inc., and Management Board member of PIMCO
                                                      Advisors L.P.

Pacific Life                Richard M. Ferry          Director of Pacific Life Insurance Company,
                                                      1986 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman of: Korn/Ferry
                                                      International; Director of: Korn/Ferry
                                                      International; Avery Dennison Corporation;
                                                      ConAm Management; Mellon West Coast Advisory
                                                      Board; Northwestern Restaurants, Inc.; Dole
                                                      Food Company; Mullin Consulting Inc.; Broco,
                                                      Inc.; Mrs. Field's Original Cookies, Inc.;
                                                      and Rainier Bells, Inc.; Former Director of
                                                      First Business Bank

Pacific Life                Donald E. Guinn           Director of Pacific Life Insurance Company,
                                                      1984 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman Emeritus and Former
                                                      Director of Pacific Telesis Group; Director
                                                      of: The Dial Corporation; and BankAmerica
                                                      Corporation; Former Director of Bank of
                                                      America NT&SA


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------

Pacific Life                Ignacio E. Lozano, Jr.    Director of Pacific Life Insurance Company,
                                                      March 1988 to present; Director of
                                                      Pacific Mutual Holding Company and Pacific
                                                      LifeCorp, August 1997 to present; Director,
                                                      Chairman and former Editor-in-Chief of La
                                                      Opinion; Director of: The Walt Disney Company;
                                                      Southern California Gas Company; Sempra
                                                      Energy; and San Diego Gas and Electric Company;
                                                      Former Director of Pacific Enterprises

Pacific Life                Charles D. Miller         Director of Pacific Life Insurance
                                                      Company, 1986 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Chairman, Director
                                                      and former Chief Executive Officer of Avery
                                                      Dennison Corporation; Director of: Nationwide
                                                      Health Properties, Inc. and Edison International;
                                                      Advisory Board Member of Korn/Ferry
                                                      International and Mellon Bank; Trustee of
                                                      Occidental College and Johns Hopkins
                                                      University; Former Director of Great Western
                                                      Financial Corporation.

Pacific Life                Donn B. Miller            Director of Pacific Life Insurance
                                                      Company, 1977 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; President,
                                                      Chief Executive Officer and Director of
                                                      Pearson-Sibert Oil Co. of Texas; Director
                                                      of: Automobile Club of Southern
                                                      California; The Irvine Company, and former
                                                      Director of St. John's Hospital & Health Center
                                                      Foundation.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                James R. Ukropina         Director of Pacific Life Insurance Company,
                                                      January 1989 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Partner with the law
                                                      firm of O'Melveney & Meyers LLP; Director of
                                                      Lockheed Martin Corporation; and Stanford
                                                      University

Pacific Life                Raymond L. Watson         Director of Pacific Life Insurance
                                                      Company, 1975 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Vice Chairman
                                                      and Director of: The Irvine Company; Director of:
                                                      The Walt Disney Company; The Mitchell
                                                      Energy and Development Company; Irvine Apartment
                                                      Communities; and former Director of the Tejon Ranch

Pacific Life                Glenn S. Schafer          Director and President of Pacific Life Insurance
                                                      Company, January 1995 to present; Director
                                                      and President of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      Director of: PL&A (formerly PM Group Life Insurance
                                                      Company); Mutual Service Corporation; PM Realty
                                                      Advisors, Inc.; and similar positions with various
                                                      affiliated companies of Pacific Life Insurance
                                                      Company; Former Director of Pacific Corinthian
                                                      Life Insurance Company; Pacific Mutual Distributors,
                                                      Inc.; and Management Board member of PIMCO
                                                      Advisors L.P.

Pacific Life                Richard M. Rosenberg      Director of Pacific Life Insurance Company,
                                                      1995 to present; Director of Pacific LifeCorp,
                                                      August 1997 to present; Director of Pacific
                                                      Mutual Holding Company, October 1997 to present;
                                                      Chairman and Chief Executive Officer (Retired)
                                                      of BankAmerica Corporation; Director of: Airborne
                                                      Express Corporation; BankAmerica Corporation;
                                                      Northrop Grumman Corporation;
                                                      Potlatch Corporation; Lucille Salter Packard
                                                      Children's Hospital at Stanford; UCSF/Stanford
                                                      Health Care Center; SBC Communications; Age Wave;
                                                      and Chronicle Publishing; Former Director of
                                                      Pacific Telesis Group; and K-2 Incorporated


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                David R. Carmichael       Senior Vice President and General Counsel
                                                      of Pacific Life Insurance Company, April
                                                      1992 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Senior Vice President and General Counsel
                                                      of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Senior Vice President and General Counsel of
                                                      PL&A (formerly PM Group Life Insurance Company),
                                                      July 1998 to present; Director of PL&A
                                                      (formerly PM Group Life Insurance Company);
                                                      Association of California Health and Life
                                                      Insurance Companies; and Association of Life
                                                      Insurance Counsel; Former Director of Pacific
                                                      Corinthian Life Insurance Company

Pacific Life                Audrey L. Milfs           Vice President and Corporate Secretary of
                                                      Pacific Life Insurance Company, March 1991
                                                      to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Vice President and Secretary of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Secretary to several
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; 1981 to present; Director of
                                                      PL&A (formerly PM Group Life Insurance Company)

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director, CFO and Treasurer of Pacific Mutual
                                                      Distributors, Inc.; Vice President and
                                                      Controller of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      and similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Senior Vice President and Chief Financial
                                                      Officer of Pacific Life Insurance Company, June
                                                      1996 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Chief
                                                      Financial Officer to several affiliated companies
                                                      of Pacific Life Insurance Company, 1990 to
                                                      present

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Treasurer to several affiliated
                                                      companies of Pacific Life Insurance Company

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Augustine Ariza, Jr.      Vice President

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Brian P. Baker            Vice President

PIMCO                       Leslie A. Barbi           Executive Vice President

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       Andrew Brick              Senior Vice President

PIMCO                       John B. Brynjolfsson      Senior Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marica K. Clark           Vice President

PIMCO                       Carl J. Cohen             Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Cyrille Conseil           Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Senior Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    A. Benjamin Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Robert A. Ettl               Executive Vice President

PIMCO                    Stephanie D. Evans           Vice President

PIMCO                    Anthony K. Faillace          Vice President

PIMCO                    Robert M. Fitzgerald         Chief Financial Officer, Treasurer

PIMCO                    Teri Frisch                  Vice President

PIMCO                    Steve A. Foulke              Vice President

PIMCO                    Yuri P. Garbuzov             Vice President

PIMCO                    William H. Gross, CFA        Managing Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Executive Vice President

PIMCO                    John P. Hardaway             Senior Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattesohl             Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    Robert G. Herin              Vice President

PIMCO                    David C. Hinman              Senior Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Executive Vice President

PIMCO                    Dwight F. Holloway, Jr.,     Senior Vice President
                         CFA, CIC

PIMCO                    Jane T. Howe, CFA            Vice President

PIMCO                    Mark T. Hudoff               Senior Vice President

PIMCO                    Margaret E. Isberg           Managing Director

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Senior Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Sharon K. Kilmer             Executive Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                    John S. Loftus, CFA          Executive Vice President

PIMCO                    David Lown                   Vice President

PIMCO                    Laura M. Lyon                Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Scott W. Martin              Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Scott A. Mather              Senior Vice President

PIMCO                    Benjamin L. Mayer            Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    Jonathan D. Moll             Vice President

PIMCO                    Mark E. Metsch               Vice President

PIMCO                    Marie Molloy                 Vice President

PIMCO                    Kristen M. Monson            Vice President

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Doris Nakamura               Vice President

PIMCO                    Mark D. Nellemann            Vice President

PIMCO                    Vinh T. Nguyen               Controller

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Kumar N. Palghat             Vice President

PIMCO                    Victoria M. Paradis          Vice President

PIMCO                    Keith Perez                  Vice President

PIMCO                    Mohan V. Phansalkar          Senior Vice President, Senior
                                                      Legal Counsel

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                    Terry A. Randall             Vice President

PIMCO                    Mark Romano                  Vice President

PIMCO                    Scott L. Roney, CFA          Senior Vice President

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Cathy T. Rowe                Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Executive Vice President, Secretary,
                                                      Chief Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Stephen O. Schulist          Vice President

PIMCO                    Iwona E. Scibisz             Vice President

PIMCO                    Richard Selby                Senior Vice President

PIMCO                    Denise C. Seliga             Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Cheryl L. Sylwester          Vice President

PIMCO                    Kyle J. Theodore             Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Ronaele K. Trinidad          Vice President

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

PIMCO                    Koichi Watanabe              Vice President

PIMCO                    Marilyn Wegener              Vice President

PIMCO                    Richard M. Weil              Assistant Secretary

PIMCO                    Paul C. Westhead             Vice President

PIMCO                    George H. Wood, CFA          Executive Vice President

PIMCO                    Michael A. Yetter            Senior Vice President

PIMCO                    David Young                  Vice President

PIMCO                    Changhong Zhu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Donnalisa Barnum          Senior Vice President, Capital
 Company                                              Guardian Trust Company; Vice
                                                      President, Capital International
                                                      Limited

Capital Guardian Trust      Andrew F. Barth           Director of Capital Guardian Trust
 Company                                              Company; Executive Vice President and
                                                      Research Manager of Capital Guardian
                                                      Research Company

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and
 Company                                              Director, Capital Guardian Trust
                                                      Company; Director, Capital Guardian
                                                      Trust Company of Nevada; Treasurer,
                                                      Capital Guardian Research Company

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company


Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors,
                                                      Inc.; Chairman of the Board, American
                                                      Funds Service Company; Director and
                                                      President, The Capital Group Companies,
                                                      Inc.; Senior Vice President and Director,
                                                      Capital Research and Management Company;
                                                      President and Director, Capital Management
                                                      Services, Inc.; Treasurer, Capital
                                                      Strategy Research, Inc.; Senior Vice
                                                      President, Capital Income Builder, Inc.
                                                      and Capital World Growth & Income Fund, Inc.

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc. and Emerging Markets
                                                      Growth Fund, Inc.; Assistant General Counsel,
                                                      The Capital Group Companies, Inc.; Secretary,
                                                      Capital Management Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian
 Company                                              Trust Company; Deputy Assistant to the
                                                      President for Intergovernmental Affairs,
                                                      Deputy Director of Presidential Personnel,
                                                      The White House

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President,
                                                      Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Chairman and Director of The Capital Group
 Company                                              Companies, Inc. and Capital Guardian Trust
                                                      Company; Vice Chairman and Director, Capital
                                                      International Inc., Capital International
                                                      K.K., Capital International Limited and
                                                      Emerging Markets Growth Fund, Inc.; President
                                                      and Director, Capital Group International,
                                                      Inc. and Capital International Limited
                                                      (Bermuda); Presidente du Conseil, Capital
                                                      International S.A.; Director, Capital Group
                                                      Research, Inc., Capital Research
                                                      International, New Perspective Fund, Inc. and
                                                      EuroPacific Growth Fund, Inc.

Capital Guardian Trust      William Flumenbaum        Senior Vice President, Capital Guardian Trust
 Company                                              Company, Personal Investment Management
                                                      Division; Vice President, Capital Guardian
                                                      Trust Company, a Nevada Corporation;
                                                      Director, Principal Gifts-UCLA Development;
                                                      Executive Director, UCLA Jonsson Cancer Center
                                                      Foundation; Deputy Director UCLA Health
                                                      Science Development

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian
 Company                                              Trust Company, Capital International Limited,
                                                      Capital Research International, and Capital
                                                      Guardian Canada, Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Chairman Capital Guardian Trust
                                                      Company of Nevada and Capital
                                                      Strategy Research, Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Partners L.P.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President,
                                                      Capital Guardian Canada, Inc. and Vice
                                                      President, Emerging Markets Growth Fund, Inc.

Capital Guardian Trust      Karin L. Larson           Director, Capital Guardian Trust
 Company                                              Company and The Capital Group Companies, Inc.;
                                                      President, Director, and Director of Research,
                                                      Capital Guardian Research Company;
                                                      Chairperson, President and Director, Capital
                                                      Group Research, Inc.; President, Director and
                                                      Director of International Research, Capital
                                                      Research International

Capital Guardian Trust      D. James Martin           Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      John R. McIlwraith        Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President and Director, Capital
                                                      International Limited

Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Director, Capital Guardian
                                                      Research Company; Vice President, Capital
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian
 Company                                              Trust Company; Chairman and Director,
                                                      Capital Guardian Canada, Inc., Capital
                                                      Research International and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International Limited; Directeur,
                                                      Capital International S.A.; Director,
                                                      Capital Group International, Inc., The
                                                      Capital Group Companies, Inc. and Capital
                                                      International Fund S.A.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Director, Capital Guardian
                                                      Research Company; Vice President,
                                                      Capital International Research, Inc.

Capital Guardian Trust      John H. Seiter            Executive Vice President of Client Relations
 Company                                              and Marketing; Director,  Capital Guardian
                                                      Trust Company; Senior Vice President, Capital
                                                      Group International, Inc.; Vice President,
                                                      The Capital Group Companies, Inc.

Capital Guardian Trust      Robert L. Spare           Senior Vice President, Capital Guardian
 Company                                              Trust Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Bente L. Strong           Senior Vice President, Capital Guardian
 Company                                              Trust Company Personal Investment Management
                                                      Division; Publisher, Capital Publishing's
                                                      The American Benefactor Magazine

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific
                                                      Management Company, S.A., Capital
                                                      International Management Company, Capital
                                                      International Emerging Countries Fund and
                                                      Capital International Latin American Fund;
                                                      President and Director, Capital
                                                      International, Inc; Senior Vice President,
                                                      Capital Group International, Inc. and
                                                      Emerging Markets Growth Fund, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company; Vice President, Loomis, Sayles &
                                                      Company

Capital Guardian Trust      N. Dexter Williams        Senior Vice President, Capital Guardian
 Company                                              Trust Company Personal Investment
                                                      Management Division; Senior Vice President,
                                                      American Funds Distributors, Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment
 Management Inc.                                      Management Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 Jeff M. Garrity           Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gilbert Van Hassel        Director and Managing Director, J.P.
 Investment                                           Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

Michael E. Patterson                                  Director; Vice Chairman, Director, J.P.
                                                      Morgan & Co. Incorporated and Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 John W. Schmidlin         Director, J.P. Morgan Investment Management
 Investment                                           Inc.; Managing Director, Morgan Guaranty
 Management Inc.                                      Trust Company of New York

J.P. Morgan                 Anthony Della Pietra      Secretary and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.;  Managing Director,
 Management Inc.                                      Vice President, Morgan Guaranty Trust Company
                                                      of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               James P. Craig, III       Director, Vice Chairman and Chief Investment
 Corporation                                          Officer

Janus Capital               Steven R. Goodbarn        Vice President of Finance, Treasurer and CFO
 Corporation

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stolper           Director
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

 Janus Capital              Steven R. Goodbarn        Treasurer and Chief Financial
  Corporation                                         Officer, 1992 to present, Vice
                                                      President of Finance, June 1995
                                                      to present

Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management Inc.

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management Inc.                                 Managing Director

 Morgan Stanley Asset    Peter Dominic            Managing Director and Member
  Management Inc.        Caldecott                of Executive Committee

 Morgan Stanley Asset    Dennis G. Sherva         Director and Managing Director
  Management Inc.

 Morgan Stanley Asset    Marna C. Whittington     Chief Operating Officer,
  Management Inc.                                 Managing Director, and Member
                                                  of Executive Committee

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management Inc.

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Principal, General Counsel
  Management Inc.                                 and Secretary

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management Inc.

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio
 Management Inc.                                  Manager and Member of Executive
                                                  Committee

Morgan Stanley Asset     Thomas L. Bennett        Member of Executive Committee
 Management Inc.                                  and Portfolio Manager

Morgan Stanley Asset     Frank P.L. Minard        Managing Director and Member
 Management Inc.                                  of Executive Committee

Morgan Stanley Asset     Alan E. Goldberg         Member of Executive Committee
 Management Inc.

Name of Adviser         Name of Individual             Business and Other Connections
------------------    -----------------------   --------------------------------------------
Bankers Trust                                   Trust Company
 Company ("Bankers
 Trust")

Bankers Trust         George B. Beitzel         Director of Bankers Trust Corporation

Bankers Trust         William R. Howell         Director of Bankers Trust Corporation

Bankers Trust         Lee A. Ault III           Director of Bankers Trust Corporation

Bankers Trust         Vernon E. Jordan, Jr.     Director of Bankers Trust Corporation

Bankers Trust         Hamish Maxwell            Director of Bankers Trust Corporation

Bankers Trust         N.J. Nicholas, Jr.        Director of Bankers Trust Corporation

Bankers Trust         Russell E. Palmer         Director of Bankers Trust Corporation

Bankers Trust         Frank N. Newman           Chairman of the Board and Chief Executive
                                                Officer and President of Bankers Trust
                                                Corporation

Bankers Trust         Patricia Carry Stewart    Director of Bankers Trust Corporation

Bankers Trust         Philip A. Griffiths       Director of Bankers Trust Corporation

Bankers Trust         Donald L. Staheli         Director of Bankers Trust Corporation

Bankers Trust         Paul A. Volcker           Director of Bankers Trust Corporation

Bankers Trust         Neil R. Austrian          Director of Bankers Trust Corporation

Bankers Trust         G. Richard Thoman         Director of Bankers Trust Corporation

Bankers Trust         Richard H. Daniel         Vice Chairman and Chief Financial
                                                Officer of Bankers Trust Corporation

Bankers Trust         Eugene A. Ludwig          Vice Chairman of Bankers Trust Corporation

Bankers Trust         Mark Bieler               Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Mary Cirillo              Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Robert A. Ferguson        Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Duncan P. Hennes          Executive Vice President and Treasurer of
                                                Bankers Trust Corporation

Bankers Trust         Joseph A. Manganello, Jr. Executive Vice President and Chief Credit
                                                Officer of Bankers Trust Corporation

Bankers Trust         I. David Marshall         Executive Vice President and Chief
                                                Information Officer of Bankers Trust
                                                Corporation

Bankers Trust         Melvin A. Yellin          Executive Vice President and General
                                                Counsel of Bankers Trust Corporation

Bankers Trust         Yves de Balmann           Vice Chairman of Bankers Trust
                                                Corporation

Bankers Trust         Mayo A. Shattuck, III     Vice Chairman of Bankers Trust
                                                Corporation

Bankers Trust         Rodney A. McLauchlan      Executive Vice President of Bankers
                                                Trust Corporation

Bankers Trust         George J. Vojta           Vice Chairman of the Board of Bankers
                                                Trust Corporation

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Jon S. Corzine            Co-Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Robert J. Hurst           Managing Director, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer - Co-Chairman
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             Co-Chief Operating Officer, Goldman,
 Management                                           Sachs & Co.

Goldman Sachs Asset         John L. Thornton          Co-Chief Operating Officer, Goldman,
 Management                                           Sachs & Co.

Goldman Sachs Asset         Roy J. Zuckerberg         Managing Director, Goldman, Sachs & Co.
 Management

Blairlogie Capital                                    Investment Adviser
 Management
 ("Blairlogie")

Blairlogie                  Gavin Dobson              Chief Executive Officer and Limited Partner,
                                                      Blairlogie Capital Management

Blairlogie                  James Smith               Chief Investment Officer and Limited Partner,
                                                      Blairlogie Capital Management

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director and Financial Consultant; Director Emeritus of
                                                                           the Duke University Management Corporation, Chairman of
                                                                           the Touro National Heritage Trust, a Regent of The
                                                                           Cathedral of St. John the Divine and a Trustee of Duke
                                                                           University (Emeritus) and the American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya, S.A.

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Chief Executive Officer, AXA Investment
                                                                           Managers Paris

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; President and CEO of the Center for Strategic
                                                                           and International Studies, an independent non-profit
                                                                           public policy institute; Director of Janus Intercable,
                                                                           Said Holdings, the Advisory Council of Enron Corp., and
                                                                           several non-profit entities, including the Council on
                                                                           Foreign Relations, the German Marshall Fund, the Eurasia
                                                                           Foundation, the European Institute, the American Council
                                                                           on Germany, the National Bureau of Asian Research and the
                                                                           Overseas Development Council

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary


Salomon Brothers Asset Management Inc. ("SABAM")


SABAM, an indirect, wholly-owned subsidiary of Citigroup, is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.


The list required by this Item 26 of officers and directors of SABAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SABAM pursuant to the Advisers Act (SEC File No. 801-32046).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ---------------------------------------------------------
Lazard Asset Management                               Investment Adviser
("Lazard")

Lazard                    Eileen D. Alexanderson      General Member

Lazard                    William Araskog             General Member

Lazard                    F. Harlan Batrus            General Member; Director of Mutual of America Capital Management Corp.;
                                                      Director of Ryan Labs, Inc.; owner of A.J. Technologies

Lazard                    Gerardo Braggiotti          General Member; Managing Director of Lazard SpA; Managing Director of Lazard
                                                      Brothers & Co. Ltd.; Former director Centrale, Sec Generale of Centrale of
                                                      Mediobanca S.P.A.

Lazard                    Patrick J. Callahan, Jr.    General Member; Director of Berry Metal Co.; Director of Michigan Wheel Corp.;
                                                      Director of Rotation Dynamics Corp.; Former Director of Somerset Technologies,
                                                      Inc.; Director of BT Capital Corp.

Lazard                    Michel David-Weill          General Member; Director of The Dannon Company, Inc.; President and Chairman
                                                      of the Board of Eurafrance; Director of Exor Group; Director of Euralux;
                                                      Director of Group Danone; Director of ITT Industries, Inc.; Director of La
                                                      France S.A.; Deputy Chairman of Lazard Brothers & Co., Limited; Director of
                                                      Pearson plc; Director of Publicis S.A.; Director of S.A. de la Rue Imperiale
                                                      de Lyon; Chairman of Lazard Freres & Co. LLC; General Partner of Lazard Freres
                                                      & Cie; Chairman of Lazard Partners L.P.; Member of Investment Advisory Board
                                                      of Corporate Advisers, L.P.; Premenent rep. of LFC (Director) of Compagnie De
                                                      Credit; Director of Maison Lazard S.A.; General Partner of Maison Lazard &
                                                      Cie; Chairman of Maison Lazard Developpement; Gerant (Partner) of Parteger;
                                                      Gerant (Partner) of Parteman; General Partner of Partemiel; General Partner of
                                                      Partena; Former Director of IFI SpA; Director of IFIL SpA; Director of Fonds
                                                      Partenaires - Gestion Investments

Lazard                    John V. Doyle               General Member

Lazard                    Thomas F. Dunn              General Member

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co. LLC; Chairman and
                                                      Director of The Lazard Funds, Inc.; Chairman and Director of Lazard Retirement
                                                      Series, Inc.; Director of Lazard Investment Funds Limited; Director and Chief
                                                      Investment Officer and Treasurer of Lazard Pension Management, Inc.; Director
                                                      of Lazard Asset Management Holdings Limited; Director of Lazard Asset
                                                      Management Pacific Co.; Director of Lazard Asset Management Limited; Member of
                                                      the Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesellschaft; Director of
                                                      Lazard Asset Management (CI) Holdings Ltd.

Lazard                    Richard P. Emerson          General Member

Lazard                    Peter R. Ezersky            General Member; Board Member of Cakewalk LLC

Lazard                    Eli H. Fink                 General Member; Former Partner & Vice Chairman of Deloitte & Touche LLP

Lazard                    Jonathan F. Foster          General Member

Lazard                    Robert P. Freeman           General Member; President of Lazard Freres Real Estate Investors, LLC; Former
                                                      Director of The Fortress Group, Inc.; Director of the ARV Assisted Living,
                                                      Inc.; Director of United Dominion Realty Trust

Lazard                    Albert H. Garner            General Member

Lazard                    James S. Gold               General Member; Director of Smart & Final Inc.; Director of The Hain Food
                                                      Group

Lazard                    Jeffrey A. Golman           General Member

Lazard                    Steven J. Golub             General Member; Chief Financial Officer of Lazard Freres & Co. LLC; Director
                                                      of Mineral Technologies Inc.

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co. LLC; President and
                                                      Director of The Lazard Funds, Inc.; President and Director of Lazard
                                                      Retirement Series, Inc.; Director of Lazard Far East Investors Limited;
                                                      President and Director of Lazard Pension Management, Inc.; Director of Lazard
                                                      Asset Management Holdings Limited; Director and President of Lazard Asset
                                                      Management (Canada), Inc.; Director and Chairman of Lazard Asset Management
                                                      Pacific Co.; Director of Lazard Asset Management Limited; Member of the
                                                      Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesallschajt); Member of the
                                                      Advisory Board of The Egypt Trust; Board Member of Lazard Asset Management
                                                      Egypt

Lazard                    Thomas R. Haack             General Member

Lazard                    Ira O. Handler              General Member

Lazard                    Yasushi Hatakeyama          General Member

Lazard                    Melvin L. Heineman          General Member; Director of Lazard Freres & Co., Ltd; Director of Lazard
                                                      Asset Management Pacific Co.; Director & Vice President of Lazard Pension
                                                      Management, Inc.

Lazard                    Scott D. Hoffman            General Member

Lazard                    Robert E. Hougie            General Member

Lazard                    Kenneth M. Jacobs           General Member; Director of ARV Assisted Living, Inc.

Lazard                    James L. Kempner            General Member

Lazard                    Ivan-Jacques Kerno          Former Managing Director of J.P. Morgan & Co. Inc. - Paris

Lazard                    Larry A. Kohn               General Member

Lazard                    Lee O. Kraus                General Member

Lazard                    Sandra A. Lamb              General Member

Lazard                    Michael S. Liss             General Member

Lazard                    William R. Loomis, Jr.      General Member; Director of Englehard Corp.; Former Director of Minorco S.A.;
                                                      Former Director of Minorco (U.S.A.) Inc.; Director & Chairman of Terra
                                                      Industries, Inc.; Director of Ripplewood Holdings LLC

Lazard                    J. Robert Lovejoy           General Member

Lazard                    Matthew J. Luetig           General Member

Lazard                    Thomas E. Lynch             General Member

Lazard                    Mark T. McMaster            General Member

Lazard                    Anthony E. Meyer            General Member; Managing Director of Lazard Freres Real Estate Investors, LLC;
                                                      Director of Atlas Industrial Corporation; Director of Dermody Properties;
                                                      Director of Center Trust Inc.; Director of Destination Europe, Ltd.; Director
                                                      of Prometheus Realty Investors LLC

Lazard                    Damon Mezzacappa            General Member; Vice Chairman of Lazard Freres & Co. LLC; Member of Investment
                                                      Advisory Board of Corporate Advisors, L.P.

Lazard                    Richard W. Moore Jr.        General Member

Lazard                    Robert P. Morgenthau        General Member; Director and Vice President of Lazard Asset Management
                                                      (Canada) Inc.; Director of Lazard Investment Funds limited; Director of Lazard
                                                      Fund Manager (CI) Limited; Director of Lazard Global Bond Fund plc; Director
                                                      of Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund
                                                      plc; Director of Lazard Strategic Yield Fund plc; Director of Global Funds
                                                      Management Plc; Director of Lazard Asset Management (CI) Holdings Ltd;
                                                      Director of Lazard Asset Management (CI) Ltd.; Director of Lazard Investment
                                                      Funds (CI) Ltd.; Director of Lazard Funds Administration Services (CI) Ltd.;
                                                      Director of Lazard Fund Managers (CI) Ltd. Guernsey; Director of Lazard Global
                                                      Bond Fund; Director of Lazard Investment Funds Ltd. Guernsey; Director of
                                                      Bitterroot Enterprises

Lazard                    Steven J. Niemczyk          General Member

Lazard                    Hamish W. M. Norton         General Member

Lazard                    James A. Paduano            General Member; Director of Donovan Data Systems, Inc.; Director of Secure
                                                      Products Inc.

Lazard                    Adam P. Parten              General Member

Lazard                    Louis Perlmutter            General Member

Lazard                    Russell E. Planitzer        General Member; Director of Intensolv, Inc.

Lazard                    Steven L. Rattner           General Member; Deputy Chief Executive of Lazard Freres & Co. LLC

Lazard                    John R. Reinsberg           General Member; Executive Vice President and Director of Lazard Asset
                                                      Management Pacific Co.; Member of the Supervisory Board of Lazard Asset
                                                      Management (Deutschland) GmbH

Lazard                    Louis G. Rice               General Member

Lazard                    Luis E. Rinaldini           General Member

Lazard                    Bruno M. Roger              General Member; Supervisory Board Member of AXA; Supervisory Board Member of
                                                      CAP Gemini Sogeti; Board Member of Compaigne De Credit; Board Member of
                                                      Compagnie De Saint-Gobain; Vice Chairman & CEO of Eurafrance; Chairman & CEO
                                                      of Financiere et Industrelle Gaz at Eaux; Board Member of Fonds Partenaires
                                                      Gestion (F.P.G.); General Partner of Lazard Freres & Cie; Director without
                                                      Power of vote of LVMH-Moet hennesy Louis Vuitton; Director, Permanent
                                                      Representative of Marine-Wendel; Supervisory Board Member of
                                                      Pinault-Printemps-Redoute; Director, Permanent Representative of Sidel; Board
                                                      Member of Sofina (Belgique); Board Member of Thomson CSF; Director, Permanent
                                                      Representative of Societe Francoise Generale Immobiliere (S.F.G.I.)

Lazard                    Michael S. Rome             General Member

Lazard                    Steven H. Sands             General Member; Director of Isogen LLC; Director of Skila, Inc.

Lazard                    Gary S. Shedlin             General Member

Lazard                    Arthur P. Solomon           General Member; Director of Alexander Haagen; Director of FAC; Director of
                                                      Berkshire Realty Trust; Director of Cliveden

Lazard                    David A. Tanner             General Member; Former Managing Director of E.M. Warburg, Pincus & Co. LLC;
                                                      Director of Golden Books Family Entertainment Inc.; Former Director of
                                                      Renaissance Re Holdins Ltd.; Director of Poserdon Resources Inc.; Director of
                                                      Charter Financial, Inc.; Former Director of Classic Sports, Inc.; Former
                                                      Director of Information Ventures LLC

Lazard                    David L. Tashjian           General Member

Lazard                    J. Mikesell Thomas          General Member

Lazard                    Michael P. Triguboff        General Member; Managing Director of Lazard Asset Management Pacific Co.;
                                                      Director of Lazard Japan Asset Management K.K.

Lazard                    Donald A. Wagner            General Member

Lazard                    Ali E. Wambold              General Member; Former Director of The Albert Fisher Group plc; Director of
                                                      Lazard Freres & Co., Ltd.; Director of Tomkins PLC; Member of Investment
                                                      Advisory Board of Corporate Advisors L.P.; Former Director of Lazard S.P.A.;
                                                      Director of Lazard & Co. GmbH

Lazard                    Michael A. Weinstock        General Member

Lazard                    Antonio F. Weiss            General Member

Lazard                    Alexander E. Zagorneos      General Member; Director of The Egypt Trust; Director of Flemings Continental
                                                      European Investment Trust plc; Director of Gartmore Emerging Pacific
                                                      Investment Trust plc; Director of Greek Progress Fund; Director of Jupiter
                                                      International Green Investment Trust plc; Director of New Zealand Investment
                                                      Trust plc; Director of Taiwan Opportunities Fund Ltd; Director of The World
                                                      Trust Fund; Director of Lazard Select Investment Trust Ltd.; Director of
                                                      Ermitage Selz Fund; Director of Lazard Asset Management Egypt; Director of
                                                      Latin American Investment Trust, plc; Director of Taiwan American Fund Limited

Mercury Asset             Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Asset Management, L.P.
Management US                                         ("MLAM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury Asset             Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLAM;
Management US                                         Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury Asset             Gregory A. Bundy            Chief Operating Officer and Managing Director of Mercury; Chief Operating
Management US                                         Officer and Managing Director of MLAM; Chief Operating Officer and Managing
                                                      Director of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to
                                                      1999

Mercury Asset             Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
Management US                                         Treasurer of MLAM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997;
                                                      Director of Taxation of MLAM since 1990

Mercury Asset             Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury Asset             Linda L. Federici           Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
Management US                                         President, Secretary and General Counsel of MLAM; Senior Vice President of
                                                      Princeton Services

Mercury Asset             Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President, General Counsel, Director and Secretary of Princeton Services

Mercury Asset             Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Joseph T. Monagle, Jr.      Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury Asset             Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services


Item 27.  Principal Underwriters
          ----------------------
          (a) Pacific Mutual Distributors, Inc. ("PMD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PMD is a subsidiary of Pacific Life.
          (b)

Name and Principal/9/       Positions and Offices       Positions and Offices
Business Address            with Underwriter            with Registrant
-------------------------   -------------------------   ---------------------
Kathy R. Gough              Assistant Vice              None
                            President, Compliance

Audrey L. Milfs             Secretary                   Secretary

Edward R. Byrd              Chief Financial Officer,    None
                            Treasurer and Director

Joseph P. Ruiz              Vice President              None

Philip M. Gainsborough      Director                    None

John K. Hinfey              Director                    None

Gerald W. Robinson          Chairman, CEO and Director   None

John L. Dixon               President and Director       None

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------
/9/ Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 8th day of October, 1999.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/  DIANE N. LEDGER
  _______________________________
        Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----
                                     Chairman and Trustee                               , 1999
------------------------------------  (Chief Executive Officer)             -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                       , 1999
------------------------------------  (Vice President)                      -----------
          Brian D. Klemens*

                                     President                                          , 1999
------------------------------------  (President)                           -----------
          Glenn S. Schafer*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
         Richard L. Nelson*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
          Lyman W. Porter*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
           Alan Richards*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                                    October 8, 1999
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Paul F. Roye, and Robin Yonis Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

*(Powers of Attorney are contained in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002463 filed on November 22, 1995, Power of Attorney for Mr. Klemens is contained in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997. Power of Attorney for Mr. Schafer is contained in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and Power of Attorney for Lucie H. Moore is contained in Registrant's Form Type N1A/A, Accession No. 0001017062-99-000192 filed on February 12, 1999.)

                                 EXHIBIT INDEX


Exhibit Number      Exhibit Name
--------------      ------------

   (d)(20)          Form of Addendum to Advisory Agreement

   (d)(21) Form of Portfolio Management Agreement for Diversified Research and International Large-Cap Portfolios

   (d)(22)          Form of Portfolio Management Agreement-Mercury
                    Asset Management US

   (d)(23) Form of Addendum to Portfolio Management Agreement-Alliance Capital Management L.P.

   (e)(3)           Form of Distribution Agreement

   (g)(4)           Form of Addendum to Custody Agreement

   (h)(7)           Form of Addendum to Agency Agreement


   (j)              Independent Auditor's Consent

   (m)              Form of Brokerage Enhancement Plan